Income Taxes - Deferred Taxes (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Income Taxes [Abstract]
Deferred tax assets			¥ 308,102	¥ 88,991	[1]
Deferred tax liabilities			(710,147)	(721,456)	[1]
Net deferred tax liabilities	¥ (402,045)	¥ (632,465)	(402,045)	(632,465)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	(632,465)	(25,745)
Recognized in profit or (loss)	343,900	69,074
Recognized in other comprehensive income	15,653	2,759
Acquisitions through business combinations		(650,770)
Others	(129,133)	(27,783)
Net deferred tax liabilities, as of end of year	(402,045)	(632,465)
Unused tax losses			1,580,235	843,923
Deductible temporary differences			333,336	45,135
Unused tax credits			9,278	6,054
Less than 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax credits			2,606	1,200
1st year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses			0	0
2nd year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses			0	1
3rd year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses			40	22,690
4th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses			23,454	163
5th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses			753	615
After 5th year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses			1,522,251	748,917
Unused tax credits			6,394	4,460
Indefinite
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses			33,737	71,537
Unused tax credits			278	394
Research and development expenses
Income Taxes [Abstract]
Net deferred tax liabilities	33,175	29,856	33,175	29,856
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	29,856	18,363
Recognized in profit or (loss)	1,403	(5,512)
Acquisitions through business combinations		16,355
Others	1,916	650
Net deferred tax liabilities, as of end of year	33,175	29,856
Inventories
Income Taxes [Abstract]
Net deferred tax liabilities	42,557	18,187	42,557	18,187
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	18,187	31,909
Recognized in profit or (loss)	31,156	18,504
Acquisitions through business combinations		(26,261)
Others	(6,786)	(5,965)
Net deferred tax liabilities, as of end of year	42,557	18,187
Property, plant and equipment
Income Taxes [Abstract]
Net deferred tax liabilities	(82,527)	(90,326)	(82,527)	(90,326)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	(90,326)	(33,029)
Recognized in profit or (loss)	12,857	4,514
Acquisitions through business combinations		(58,523)
Others	(5,058)	(3,288)
Net deferred tax liabilities, as of end of year	(82,527)	(90,326)
Intangible assets
Income Taxes [Abstract]
Net deferred tax liabilities	(699,850)	(812,445)	(699,850)	(812,445)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	(812,445)	(168,958)
Recognized in profit or (loss)	234,184	41,675
Acquisitions through business combinations		(675,435)
Others	(121,589)	(9,727)
Net deferred tax liabilities, as of end of year	(699,850)	(812,445)
Available-for-sale financial assets
Income Taxes [Abstract]
Net deferred tax liabilities	0	0		0
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	0	(24,078)
Others		24,078
Net deferred tax liabilities, as of end of year		0
Financial assets measured at FVTOCI
Income Taxes [Abstract]
Net deferred tax liabilities	(19,417)	(29,282)	(19,417)	(29,282)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	(29,282)
Recognized in profit or (loss)	(1,754)
Recognized in other comprehensive income	3,210	(1,202)
Acquisitions through business combinations		15
Others	8,409	(28,095)
Net deferred tax liabilities, as of end of year	(19,417)	(29,282)
Accrued expenses and provisions
Income Taxes [Abstract]
Net deferred tax liabilities	135,920	99,456	135,920	99,456
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	99,456	68,333
Recognized in profit or (loss)	29,056	(3,528)
Acquisitions through business combinations		32,694
Others	7,408	1,957
Net deferred tax liabilities, as of end of year	135,920	99,456
Defined benefit plans
Income Taxes [Abstract]
Net deferred tax liabilities	23,084	16,448	23,084	16,448
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	16,448	2,378
Recognized in profit or (loss)	1,679	422
Recognized in other comprehensive income	749	3,241
Acquisitions through business combinations		9,959
Others	4,208	448
Net deferred tax liabilities, as of end of year	23,084	16,448
Deferred income
Income Taxes [Abstract]
Net deferred tax liabilities	14,713	17,483	14,713	17,483
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	17,483	17,768
Recognized in profit or (loss)	(2,862)	283
Acquisitions through business combinations		(48)
Others	92	(520)
Net deferred tax liabilities, as of end of year	14,713	17,483
Unused tax losses
Income Taxes [Abstract]
Net deferred tax liabilities	124,891	123,698	124,891	123,698
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	123,698	47,687
Recognized in profit or (loss)	(8,892)	30,418
Acquisitions through business combinations		49,060
Others	10,085	(3,467)
Net deferred tax liabilities, as of end of year	124,891	123,698
Tax credits
Income Taxes [Abstract]
Net deferred tax liabilities	82,124	73,678	82,124	73,678
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	73,678	36,421
Recognized in profit or (loss)	10,413	(335)
Acquisitions through business combinations		38,571
Others	(1,967)	(979)
Net deferred tax liabilities, as of end of year	82,124	73,678
Investments in subsidiaries and associates
Income Taxes [Abstract]
Net deferred tax liabilities	(62,859)	(73,535)	(62,859)	(73,535)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	(73,535)	(28,610)
Recognized in profit or (loss)	8,979	(20,353)
Acquisitions through business combinations		(23,361)
Others	1,697	(1,211)
Net deferred tax liabilities, as of end of year	(62,859)	(73,535)
Other
Income Taxes [Abstract]
Net deferred tax liabilities	6,144	(5,683)	¥ 6,144	¥ (5,683)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax liabilities, as of beginning of year	(5,683)	6,071
Recognized in profit or (loss)	27,681	2,986
Recognized in other comprehensive income	11,694	720
Acquisitions through business combinations		(13,796)
Others	(27,548)	(1,664)
Net deferred tax liabilities, as of end of year	¥ 6,144	¥ (5,683)

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and the liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Financial Position as of March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.